Report of Directors Corporate Governance - Scheme Awards (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 27, 2017 GBP (£) shares £ / shares	Dec. 31, 2017	Dec. 29, 2017 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant (in gbp per share)			£ 7.6650
Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retention period		6 months
Percentage of maximum opportunity if minimum performance is achieved		0.00%
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retention period		6 months
Performance period		3 years
Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Top of range | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period		10 years
Stuart Gulliver | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 3,990
Percentage receivable for minimum performance	25.00%
Number of shares awarded | shares	613,562
Share price on date of grant (in gbp per share)	£ 6.5030
Iain Mackay | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,232
Percentage receivable for minimum performance	25.00%
Number of shares awarded | shares	343,226
Share price on date of grant (in gbp per share)	£ 6.5030
Marc Moses | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,232
Percentage receivable for minimum performance	25.00%
Number of shares awarded | shares	343,226
Share price on date of grant (in gbp per share)	£ 6.5030